Reclamation (Tables)	12 Months Ended
Dec. 31, 2023
Provision for reclamation [Abstract]
Disclosure of other provisions

	2023	2022
Non-operating sites (1)
Balance, beginning of year	$175,121	$267,736
Changes in cost estimates	32,956	65,087
Changes in discount rate	1,407	(152,749)
Accretion	6,554	4,211
Liabilities settled	(222)	(3,926)
Foreign exchange revaluation	2,514	(5,238)
Balance, end of year	$218,330	$175,121

Operating sites (1)
Balance, beginning of year	$63,688	$69,744
Changes in cost estimates	14,664	10,618
Changes in discount rate	756	(15,771)
Accretion	2,413	1,405
Foreign exchange revaluation	802	(2,308)
Balance, end of year	$82,323	$63,688

Current portion of reclamation provision (2)	28,087	10,942
Non-current portion of reclamation provision	272,566	227,867
Total provision for reclamation	$300,653	$238,809
(1)Non-operating sites include the Endako Mine, Thompson Creek Mine, Kemess Project and Goldfield Project. Operating sites include the Mount Milligan Mine and Öksüt Mine.
(2)Relates to the Endako Mine and Kemess Project.
Reclamation expense recognized in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2023 was $34.4million (2022 - reclamation recovery of $94.0million), and was due to the following factors:

	2023	2022
Changes in cost estimates	$32,550	$38,989
Changes in discount rate	1,407	(133,224)
Other	421	214
Total reclamation expense (recovery)	$34,378	$(94,021)